Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 loans	Dec. 31, 2011 loans
Troubled debt restructurings
Number of Loans	44	49
Pre-Modification Recorded Investment	$ 17,680	$ 18,327
Post-Modification Recorded Investment	11,695	13,423
Commercial real estate - owner occupied
Troubled debt restructurings
Number of Loans	4	5
Pre-Modification Recorded Investment	338	380
Post-Modification Recorded Investment	277	352
Commercial real estate - non-owner occupied
Troubled debt restructurings
Number of Loans	6	6
Pre-Modification Recorded Investment	972	971
Post-Modification Recorded Investment	831	902
Construction and land development
Troubled debt restructurings
Number of Loans	3	4
Pre-Modification Recorded Investment	8,044	8,457
Post-Modification Recorded Investment	4,983	5,692
Multi-family
Troubled debt restructurings
Number of Loans	1	0
Pre-Modification Recorded Investment	184	0
Post-Modification Recorded Investment	49	0
1-4 family
Troubled debt restructurings
Number of Loans	14	15
Pre-Modification Recorded Investment	2,951	3,152
Post-Modification Recorded Investment	2,613	3,031
Commercial and industrial
Troubled debt restructurings
Number of Loans	7	9
Pre-Modification Recorded Investment	2,250	2,394
Post-Modification Recorded Investment	1,048	1,393
Direct financing leases, net
Troubled debt restructurings
Number of Loans	0	1
Pre-Modification Recorded Investment	0	32
Post-Modification Recorded Investment	0	18
Home equity and second mortgages
Troubled debt restructurings
Number of Loans	8	8
Pre-Modification Recorded Investment	865	865
Post-Modification Recorded Investment	770	813
Other
Troubled debt restructurings
Number of Loans	1	1
Pre-Modification Recorded Investment	2,076	2,076
Post-Modification Recorded Investment	$ 1,124	$ 1,222